Fees Summary	Jan. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 989,730,000.00
Previously Paid Amount	0.00
Total Fee Amount	151,527.66
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 151,527.66
Narrative - Max Aggregate Offering Price	$ 989,730,000.00
Final Prospectus	true